Recent Accounting Pronouncements	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Recent Accounting Pronouncements
13.	Recent Accounting Pronouncements

Effective January 1, 2012, we adopted the accounting standards update that changes the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. Some of the amendments included in this update are intended to clarify the applications of existing fair value measurement requirements. The update was effective for annual periods beginning after December 15, 2011. Our adoption did not have a material effect on the disclosures contained in our notes to the consolidated financial statements.

In July 2012, the FASB issued an update to existing guidance on the impairment assessment of indefinite-lived intangibles. This update simplifies the impairment assessment of indefinite-lived intangibles by allowing companies to consider qualitative factors to determine whether it is more likely than not that the fair value of an indefinite-lived intangible asset is less than its carrying amount before performing the two step impairment review process. The adoption of this update did not have an impact on our condensed consolidated financial statements.

In February 2013, the FASB issued ASU 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, which requires that companies present, either in a single note or parenthetically on the face of the financial statements, the effect of significant amounts reclassified from each component of accumulated other comprehensive income based on its source and the income statement line items affected by the reclassification. This accounting guidance is effective for our first quarter in fiscal 2014 and is only expected to impact the presentation of our consolidated financial statements and related notes.

In July 2013, the FASB issued an update to existing guidance on presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists. This ASU requires an entity to present an unrecognized tax benefit as a reduction of a deferred tax asset for a net operating loss (NOL) carryforward, or similar tax loss or tax credit carryforward, rather than as a liability when (1) the uncertain tax position would reduce the NOL or other carryforward under the tax law of the applicable jurisdiction and (2) the entity intends to use the deferred tax asset for that purpose. The ASU does not require new recurring disclosures. It is effective prospectively for our first quarter in fiscal 2014. We do not expect the adoption of this update to have an impact on our condensed consolidated financial statements.

Note 18 — Recent Accounting Pronouncements

Revenue Recognition — On January 1, 2011, we adopted an update issued by the Financial Accounting Standards Board (FASB) to existing guidance on revenue recognition for arrangements with multiple deliverables. This update allows companies to allocate consideration for qualified separate deliverables using estimated selling price for both delivered and undelivered items when vendor-specific objective evidence or third-party evidence is unavailable. It also requires additional disclosures on the nature of multiple element arrangements, the types of deliverables under the arrangements, the general timing of their delivery, and significant factors and estimates used to determine estimated selling prices. The update is effective for fiscal years beginning after June 15, 2010. The adoption of this update did not have a material impact on our financial position, results of operations, cash flows, or disclosures.

Comprehensive Income — In June 2011, the FASB issued Accounting Standards Update 2011-05, “Presentation of Comprehensive Income.” This update will increase the prominence of comprehensive income in the financial statements. It gives an entity the option to present the components of net income and comprehensive income in either a single continuous statement or in two separate but consecutive financial statements and eliminates the option to present other comprehensive income in the statement of changes in equity. This update will be effective for us beginning in the first quarter of 2012. This update did not have a material impact on our financial position, results of operations, cash flows, or disclosures.

Fair value measurements — Effective January 1, 2012, we adopted the accounting standards update that changes the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. Some of the amendments included in this update are intended to clarify the applications of existing fair value measurement requirements. The update is effective for annual periods beginning after December 15, 2011. This adoption did not have a material effect on the disclosures contained in our notes to the consolidated financial statements.

Comprehensive Income — On January 1, 2012, we adopted an update issued by the FASB to existing guidance on the presentation of comprehensive income. The update eliminates the option to present the components of other comprehensive income (OCI) as part of the statement of changes in stockholders’ equity. Public entities are required to comply with the new reporting requirements for fiscal years beginning after December 15, 2011 and interim periods within those years. Calendar year-end companies must adopt the requirements for the quarter ended March 31, 2012. The adoption of this update did not have a material impact on our financial position, results of operations, cash flows, or disclosures.

Impairment — In July 2012, the Financial Accounting Standards Board (FASB) issued an update to existing guidance on the impairment assessment of indefinite-lived intangibles. This update simplifies the impairment assessment of indefinite-lived intangibles by allowing companies to consider qualitative factors to determine whether it is more likely than not that the fair value of an indefinite-lived intangible asset is less than its carrying amount before performing the two step impairment review process. The adoption of this update did not have an impact on our condensed consolidated financial statements.